Fair Values of Assets and Liabilities	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Fair Values of Assets and Liabilities

NOTE 21	Fair Values of Assets and Liabilities

The Company uses fair value measurements for the initial recording of certain assets and liabilities, periodic remeasurement of certain assets and liabilities, and disclosures. Derivatives, trading and available-for-sale
investment securities, MSRs and substantially all MLHFS are recorded at fair value on a recurring basis. Additionally, from time to time, the Company may be required to record at fair value other assets on a nonrecurring basis, such as loans held for sale, loans held for investment and certain other assets. These nonrecurring fair value adjustments typically involve application of lower-of-cost-or-fair
value accounting or impairment write-downs of individual assets.
Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. A fair value measurement reflects all of the assumptions that market participants would use in pricing the asset or liability, including assumptions about the risk inherent in a particular valuation technique, the effect of a restriction on the sale or use of an asset and the risk of nonperformance.
The Company groups its assets and liabilities measured at fair value into a three-level hierarchy for valuation techniques used to measure financial assets and financial liabilities at fair value. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

–	Level 1—Quoted prices in active markets for identical assets or liabilities. Level 1 includes U.S. Treasury securities, as well as exchange-traded instruments.

–	Level 2—Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Level 2 includes debt securities that are traded less frequently than exchange-traded instruments and which are typically valued using third
-
party pricing services; derivative contracts and other assets and liabilities, including securities, whose value is determined using a pricing model with inputs that are observable in the market or can be derived principally from or corroborated by observable market data; and MLHFS whose values are determined using quoted prices for similar assets or pricing models with inputs that are observable in the market or can be corroborated by observable market data.

–	Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation. This category includes MSRs and certain derivative contracts.

Valuation Methodologies
The valuation methodologies used by the Company to measure financial assets and liabilities at fair value are described below. In addition, the following section includes an indication of the level of the fair value hierarchy in which the assets or liabilities are classified. Where appropriate, the descriptions include information about the valuation models and key inputs to those models. During the years ended December 31, 2019, 2018 and 2017, there were no significant changes to the valuation techniques used by the Company to measure fair value.
Available-For-Sale
Investment Securities
 When quoted market prices for identical securities are available in an active market, these prices are used to determine fair value and these securities are classified within Level 1 of the fair value hierarchy. Level 1 investment securities include U.S. Treasury and exchange-traded securities.
For other securities, quoted market prices may not be readily available for the specific securities. When possible, the Company determines fair value based on market observable information, including quoted market prices for similar securities, inactive transaction prices, and broker quotes. These securities are classified within Level 2 of the fair value hierarchy. Level 2 valuations are generally provided by a third
-
party pricing service. Level 2 investment securities are predominantly agency mortgage-backed securities, certain other asset-backed securities, obligations of state and political subdivisions and agency debt securities.
Mortgage Loans Held For Sale
 MLHFS measured at fair value, for which an active secondary market and readily available market prices exist, are initially valued at the transaction price and are subsequently valued by comparison to instruments with similar collateral and risk profiles. MLHFS are classified within Level 2. Included in mortgage banking revenue was a net gain of $73 million, a net loss of $60 million and a net gain of $84 million for the years ended December 31, 2019, 2018 and 2017, respectively, from the changes to fair value of these MLHFS under fair value option accounting guidance. Changes in fair value due to instrument specific credit risk were immaterial. Interest income for MLHFS is measured based on contractual interest rates and reported as interest income on the Consolidated Statement of Income. Electing to measure MLHFS at fair value reduces certain timing differences and better matches changes in fair value of these assets with changes in the value of the derivative instruments used to economically hedge them without the burden of complying with the requirements for hedge accounting.
Mortgage Servicing Rights
 MSRs are valued using a discounted cash flow methodology, and are classified within Level 3. The Company determines fair value of the MSRs by projecting future cash flows for different interest rate scenarios using prepayment rates and other assumptions, and discounts these cash flows using a risk adjusted rate based on option adjusted spread levels. There is minimal observable market activity for MSRs on comparable portfolios and, therefore, the determination of fair value requires significant management judgment. Refer to Note 9 for further information on MSR valuation assumptions.
Derivatives
The majority of derivatives held by the Company are executed over-the-counter
or centrally cleared through clearinghouses and are valued using market standard cash flow valuation techniques. The models incorporate inputs, depending on the type of derivative, including interest rate curves, foreign exchange rates and volatility. All derivative values incorporate an assessment of the risk of counterparty nonperformance, measured based on the Company’s evaluation of credit risk including external assessments of credit risk. The Company monitors and manages its nonperformance risk by considering its ability to net derivative positions under master netting arrangements, as well as collateral received or provided under collateral arrangements. Accordingly, the Company has elected to measure the fair value of derivatives, at a counterparty level, on a net basis. The majority of the derivatives are classified within Level 2 of the fair value hierarchy, as the significant inputs to the models, including nonperformance risk, are observable. However, certain derivative transactions are with counterparties where risk of nonperformance cannot be observed in the market and, therefore, the credit valuation adjustments result in these derivatives being classified within Level 3 of the fair value hierarchy.
The Company also has other derivative contracts that are created through its operations, including commitments to purchase and originate mortgage loans and swap agreements executed in conjunction with the sale of a portion of its Class B common and preferred shares of Visa Inc. (the “Visa swaps”). The mortgage loan commitments are valued by pricing models that include market observable and unobservable inputs, which result in the commitments being classified within Level 3 of the fair value hierarchy. The unobservable inputs include assumptions about the percentage of commitments that actually become a closed loan and the MSR value that is inherent in the underlying loan value. The Visa swaps require payments by either the Company or the purchaser of the Visa Inc. Class B common and preferred shares when there are changes in the conversion rate of the Visa Inc. Class B common and preferred shares to Visa Inc. Class A common and preferred shares, respectively, as well as quarterly payments to the purchaser based on specified terms of the agreements. Management reviews and updates the Visa swaps fair value in conjunction with its review of Visa Inc. related litigation contingencies, and the associated escrow funding. The expected litigation resolution impacts the Visa Inc. Class B common share to Visa Inc. Class A common share conversion rate, as well as the ultimate termination date for the Visa swaps. Accordingly, the Visa swaps are classified within Level 3. Refer to Note 22 for further information on the Visa Inc. restructuring and related card association litigation.
Significant Unobservable Inputs of Level 3 Assets and Liabilities
The following section provides information to facilitate an understanding of the uncertainty in the fair value measurements for the Company’s Level 3 assets and liabilities recorded at fair value on the Consolidated Balance Sheet. This section includes a description of the significant inputs used by the Company and a description of any interrelationships between these inputs. The discussion below excludes nonrecurring fair value measurements of collateral value used for impairment measures for loans and OREO. These valuations utilize third
-
party appraisal or broker price opinions, and are classified as Level 3 due to the significant judgment involved.
Mortgage Servicing Rights
The significant unobservable inputs used in the fair value measurement of the Company’s MSRs are expected prepayments and the option adjusted spread that is added to the risk-free rate to discount projected cash flows. Significant increases in either of these inputs in isolation would have resulted in a significantly lower fair value measurement. Significant decreases in either of these inputs in isolation would have resulted in a
significantly higher fair
value measurement. There is no direct interrelationship between prepayments and option adjusted spread. Prepayment rates generally move in the opposite direction of market interest rates. Option adjusted spread is generally impacted by changes in market return requirements.
The following table shows the significant valuation assumption ranges for MSRs at December 31, 2019:

	Minimum	Maximum	Weighted Average (a)
Expected prepayment	9%	22%	12%
Option adjusted spread	6	10	7

(a)	Determined based on the relative fair value of the related mortgage loans serviced.

Derivatives
The Company has two distinct Level 3 derivative portfolios: (i) the Company’s commitments to purchase and originate mortgage loans that meet the requirements of a derivative and (ii) the Company’s asset/liability and customer-related derivatives that are Level 3 due to unobservable inputs related to measurement of risk of nonperformance by the counterparty. In addition, the Company’s Visa swaps are classified within Level 3.
The significant unobservable inputs used in the fair value measurement of the Company’s derivative commitments to purchase and originate mortgage loans are the percentage of commitments that actually become a closed loan and the MSR value that is inherent in the underlying loan value. A significant increase in the rate of loans that close would have resulted in a larger derivative asset or liability. A significant increase in the inherent MSR value would have resulted in an increase in the derivative asset or a reduction in the derivative liability. Expected loan close rates and the inherent MSR values are directly impacted by changes in market rates and will generally move in the same direction as interest rates.
The following table shows the significant valuation assumption ranges for the Company’s derivative commitments to purchase and originate mortgage loans at December 31, 2019:

	Minimum	Maximum	Weighted Average (a)
Expected loan close rate	12%	100%	78%
Inherent MSR value (basis points per loan)	56	221	130

(a)	Determined based on the relative fair value of the related mortgage loans.

The significant unobservable input used in the fair value measurement of certain of the Company’s asset/liability and customer-related derivatives is the credit valuation adjustment related to the risk of counterparty nonperformance. A significant increase in the credit valuation adjustment would have resulted in a lower fair value measurement. A significant decrease in the credit valuation adjustment would have resulted in a higher fair value measurement. The credit valuation adjustment is impacted by changes in market rates, volatility, market implied credit spreads, and loss recovery rates, as well as the Company’s assessment of the counterparty’s credit position. At December 31, 2019, the minimum, maximum and weighted
-
average credit valuation adjustment as a percentage of the
derivative contract fair value prior to adjustment was 0 percent, 671 percent and 1 percent, respectively.
The significant unobservable inputs used in the fair value measurement of the Visa swaps are management’s estimate of the probability of certain litigation scenarios, and the timing of the resolution of the related litigation loss estimates in excess, or shortfall, of the Company’s proportional share of escrow funds. An increase in the loss estimate or a delay in the resolution of the related litigation would have resulted in an increase in the derivative liability. A decrease in the loss estimate or an acceleration of the resolution of the related litigation would have resulted in a decrease in the derivative liability.
The following table summarizes the balances of assets and liabilities measured at fair value on a recurring basis:

(Dollars in Millions)	Level 1	Level 2	Level 3	Netting	Total
December 31, 2019
Available-for-sale securities
U.S. Treasury and agencies	$18,986	$853	$–	$–	$19,839
Mortgage-backed securities
Residential agency	–	94,111	–	–	94,111
Commercial agency	–	1,453	–	–	1,453
Asset-backed securities
Collateralized debt obligations/Collateralized loan obligations	–	–	1	–	1
Other	–	375	7	–	382
Obligations of state and political subdivisions	–	6,813	1	–	6,814
Obligations of foreign governments	–	9	–	–	9
Corporate debt securities	–	4	–	–	4
Total available-for-sale	18,986	103,618	9	–	122,613
Mortgage loans held for sale	–	5,533	–	–	5,533
Mortgage servicing rights	–	–	2,546	–	2,546
Derivative assets	9	1,707	1,181	(982)	1,915
Other assets	312	1,563	–	–	1,875
Total	$19,307	$112,421	$3,736	$(982)	$134,482
Derivative liabilities	$–	$1,612	$371	$(1,067)	$916
Short-term borrowings and other liabilities (a)	50	1,578	–	–	1,628
Total	$50	$3,190	$371	$(1,067)	$2,544
December 31, 2018
Available-for-sale securities
U.S. Treasury and agencies	$18,585	$672	$–	$–	$19,257
Mortgage-backed securities
Residential agency	–	39,752	–	–	39,752
Commercial agency	–	2	–	–	2
Other asset-backed securities	–	403	–	–	403
Obligations of state and political subdivisions	–	6,701	–	–	6,701
Total available-for-sale	18,585	47,530	–	–	66,115
Mortgage loans held for sale	–	2,035	–	–	2,035
Mortgage servicing rights	–	–	2,791	–	2,791
Derivative assets	–	1,427	583	(942)	1,068
Other assets	392	1,273	–	–	1,665
Total	$18,977	$52,265	$3,374	$(942)	$73,674
Derivative liabilities	$1	$1,291	$503	$(946)	$849
Short-term borrowings and other liabilities (a)	199	1,019	–	–	1,218
Total	$200	$2,310	$503	$(946)	$2,067

Note: Excluded from the table above are equity investments without readily determinable fair values. The Company has elected to carry these investments at historical cost, adjusted for impairment and any changes resulting from observable price changes for identical or similar investments of the issuer. The aggregate carrying amount of these equity investments was $91 million and $86 million at December 31, 2019
and
2018, respectively. The Company has not recorded impairments or adjustments for observable price changes on these equity investments during 2019 or on a cumulative basis.
(a)	Primarily represents the Company’s obligation on securities sold short required to be accounted for at fair value per applicable accounting guidance.

The following table presents the changes in fair value for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31:

(Dollars in Millions)	Beginning of Period Balance	Net Gains (Losses) Included in Net Income		Net Gains (Losses) Included in Other Comprehensive Income (Loss)		Purchases	Sales	Principal Payments	Issuances		Settlements	Transfers into Level 3	End of Period Balance	Net Change in Unrealized Gains (Losses) Relating to Assets and Liabilities Held at End of Period
2019
Available-for-sale securities
Asset-backed securities
Collateralized debt obligations/Collateralized loan obligations	$–	$–		$–		$–	$–	$–	$–		$–	$1	$1	$–
Other	–	–		–		–	–	–	–		–	7	7	–
Obligations of state and political subdivisions	–	–		–		–	–	–	–		–	1	1	–
Total available-for-sale	–	–		–		–	–	–	–		–	9	9	–
Mortgage servicing rights	2,791	(829	) (c)	–		20	5	–	559	(e)	–	–	2,546	(829	) (c)
Net derivative assets and liabilities	80	769	(d)	–		142	(9)	–	–		(172)	–	810	782	(f)

2018
Mortgage servicing rights	$2,645	$(232	) (c)	$–		$8	$(27)	$–	$397	(e)	$–	$–	$2,791	$(232	) (c)
Net derivative assets and liabilities	107	21	(g)	–		13	(41)	–	–		(20)	–	80	34	(h)

2017
Available-for-sale securities
Residential non-agency mortgage-backed securities
Prime (a)	$242	$–		$(2)		$–	$(234)	$(6)	$–		$–	$–	$–	$–
Non-prime (b)	195	–		(17)		–	(175)	(3)	–		–	–	–	–
Other asset-backed securities	2	–		–		–	(2)	–	–		–	–	–	–
Corporate debt securities	9	–		2		–	(11)	–	–		–	–	–	–
Total available-for-sale	448	–		(17	) (i)	–	(422)	(9)	–		–	–	–	–
Mortgage servicing rights	2,591	(404	) (c)	–		13	–	–	445	(e)	–	–	2,645	(404	) (c)
Net derivative assets and liabilities	171	317	(j)	–		1	(10)	–	–		(372)	–	107	(52	) (k)

(a)
Prime securities are those designated as such by the issuer at origination. When an issuer designation is unavailable, the Company determines at acquisition date the categorization based on asset pool characteristics (such as weighted-average credit score, loan-to-value,
loan type, prevalence of low documentation loans) and deal performance (such as pool delinquencies and security market spreads).

(b)	Includes all securities not meeting the conditions to be designated as prime.

(c)	Included in mortgage banking revenue.

(d)	Approximately $287 million included in other noninterest income and $482 million included in mortgage banking revenue.

(e)	Represents MSRs capitalized during the period.

(f)	Approximately $747 million included in other noninterest income and $35 million included in mortgage banking revenue.

(g)	Approximately $(139) million included in other noninterest income and $160 million included in mortgage banking revenue.

(h)	Approximately $14 million included in other noninterest income and $20 million included in mortgage banking revenue.

(i)	Included in changes in unrealized gains and losses on investment securities available-for-sale.

(j)	Approximately $21 million included in other noninterest income and $296 million included in mortgage banking revenue.

(k)	Approximately $(77) million included in other noninterest income and $25 million included in mortgage banking revenue.

The Company is also required periodically to measure certain other financial assets at fair value on a nonrecurring basis. These measurements of fair value usually result from the application of lower-of-cost-or-fair
value accounting or write-downs of individual assets.
The following table summarizes the balances as of the measurement date of assets measured at fair value on a nonrecurring basis, and still held as of December 31:

	2019				2018
(Dollars in Millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Loans (a)	$–	$–	$136	$136	$–	$–	$40	$40
Other assets (b)	–	–	46	46	–	–	57	57

(a)	Represents the carrying value of loans for which adjustments were based on the fair value of the collateral, excluding loans fully charged-off.

(b)	Primarily represents the fair value of foreclosed properties that were measured at fair value based on an appraisal or broker price opinion of the collateral subsequent to their initial acquisition.

The following table summarizes losses recognized related to nonrecurring fair value measurements of individual assets or portfolios for the years ended December 31:

(Dollars in Millions)	2019	2018	2017
Loans (a)	$122	$83	$171
Other assets (b)	17	26	20

(a)	Represents write-downs of loans which were based on the fair value of the collateral, excluding loans fully charged-off.

(b)	Primarily represents related losses of foreclosed properties that were measured at fair value subsequent to their initial acquisition.

Fair Value Option
The following table summarizes the differences between the aggregate fair value carrying amount of MLHFS for which the fair value option has been elected and the aggregate unpaid principal amount that the Company is contractually obligated to receive at maturity as of December 31:

	2019			2018
(Dollars in Millions)	Fair Value Carrying Amount	Aggregate Unpaid Principal	Carrying Amount Over (Under) Unpaid Principal	Fair Value Carrying Amount	Aggregate Unpaid Principal	Carrying Amount Over (Under) Unpaid Principal
Total loans	$5,533	$5,366	$167	$2,035	$1,972	$63
Nonaccrual loans	1	1	–	2	2	–
Loans 90 days or more past due	1	1	–	–	–	–

Fair Value of Financial Instruments
The following section summarizes the estimated fair value for financial instruments accounted for at amortized cost as of December 31, 2019 and 2018. In accordance with disclosure guidance related to fair values of financial instruments, the Company did not include assets and liabilities that are not financial instruments, such as the value of goodwill, long-ter
m
relationships with deposit, credit card, merchant processing and trust customers, other purchased intangibles, premises and equipment, deferred taxes and other liabilities. Additionally, in accordance with the disclosure guidance, receivables and payables due in one year or less, insurance contracts, equity investments not accounted for at fair value, and deposits with no defined or contractual maturities are excluded.
The estimated fair values of the Company’s financial instruments as of December 31, are shown in the table below:

	2019					2018
	Carrying Amount	Fair Value				Carrying Amount	Fair Value
(Dollars in Millions)		Level 1	Level 2	Level 3	Total		Level 1	Level 2	Level 3	Total

Financial Assets
Cash and due from banks	$22,405	$22,405	$–	$–	$22,405	$21,453	$21,453	$–	$–	$21,453
Federal funds sold and securities purchased under resale agreements	1,036	–	1,036	–	1,036	306	–	306	–	306
Investment securities held-to-maturity	–	–	–	–	–	46,050	4,594	40,359	11	44,964
Loans held for sale (a)	45	–	–	43	43	21	–	–	21	21
Loans	292,082	–	–	297,241	297,241	282,837	–	–	284,790	284,790
Other	1,923	–	929	994	1,923	2,412	–	1,241	1,171	2,412

Financial Liabilities
Time deposits	42,894	–	42,831	–	42,831	44,554	–	44,140	–	44,140
Short-term borrowings (b)	22,095	–	21,461	–	21,461	12,921	–	12,678	–	12,678
Long-term debt	40,167	–	41,077	–	41,077	41,340	–	41,003	–	41,003
Other	3,678	–	1,342	2,336	3,678	1,726	–	–	1,726	1,726

(a)	Excludes mortgages held for sale for which the fair value option under applicable accounting guidance was elected.

(b)	Excludes the Company’s obligation on securities sold short required to be accounted for at fair value per applicable accounting guidance.

The fair value of unfunded commitments, deferred
non-yield
related loan fees, standby letters of credit and other guarantees is approximately equal to their carrying value. The carrying value of unfunded commitments, deferred non-yield
related loan fees and
standby letters of credit was $528 million and $532 million at December 31, 2019 and 2018, respectively. The carrying value of other guarantees was $200 million and $263 million at December 31, 2019 and 2018, respectively.